Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Land Use Rights, Net

	December 31,
	2014	2015
Land use rights	$11,045	$10,580
Less: accumulated amortization	(798)	(977)

Land use rights, net	$10,247	$9,603